West Hills Tactical Core Fund Shareholder Fees - West Hills Tactical Core Fund - West Hills Tactical Core Fund [Default Label]	Nov. 01, 2024
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)